UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—102.6%
California—90.7%
$25,000	Adelanto, CA Elementary School District COP[1]	4.375%	09/01/2036	11/30/2018	A	$25,019
405,000	Adelanto, CA Improvement Agency, Series B1,2	5.500	12/01/2023	12/01/2018	A	405,162
655,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	03/01/2019	A	664,753
4,325,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2024	07/01/2019	A	4,374,997
100,000	Adelanto, CA Public Utility Authority[1]	5.875	07/01/2022	07/01/2019	B	102,728
200,000	Adelanto, CA Public Utility Authority[1]	6.000	07/01/2023	07/01/2019	B	205,620
600,000	Adelanto, CA Public Utility Authority[1]	6.250	07/01/2026	07/01/2019	B	617,850
975,000	Adelanto, CA Public Utility Authority[1]	6.625	07/01/2031	07/01/2019	B	1,006,336
1,750,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	10/01/2023	A	1,947,662
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	11/30/2018	A	25,061
180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2023	11/30/2018	A	180,468
3,520,000	Azusa, CA Special Tax Community Facilities District 05-1[1]	5.000	09/01/2027	03/01/2019	A	3,542,528
655,000	Beaumont, CA Financing Authority, Series A1	5.000	09/01/2027	09/01/2023	A	703,712
95,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	11/30/2018	A	95,112
740,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2025	09/12/2024	B	812,749
20,000	Beaumont, CA Financing Authority, Series C1	4.750	09/01/2028	11/30/2018	A	20,008
25,000	Bell, CA Community Redevel. Agency Tax Allocation[1]	5.625	10/01/2033	11/30/2018	A	25,077
90,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[1]	5.500	09/01/2027	03/01/2019	A	90,454
100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	11/30/2018	A	100,245
100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	11/30/2018	A	100,278
250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)[1]	5.000	07/01/2024	07/01/2022	A	273,580
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800	03/01/2023	11/30/2018	A	5,016
215,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350	10/01/2029	11/30/2018	A	215,198

1        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.500%	01/01/2033	01/02/2029	B	$344,966
210,000	CA Bay Area Governments Association[1]	6.000	12/15/2024	12/15/2018	A	211,102
490,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2023	06/01/2022	A	536,222
515,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2024	06/01/2022	A	560,073
545,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2025	06/01/2022	A	588,633
575,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2026	06/01/2022	A	620,425
605,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2027	06/01/2022	A	652,577
40,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.000	04/01/2021	04/01/2019	A	40,506
680,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.625	04/01/2026	04/01/2019	A	690,234
600,000	CA Community College Financing Authority (NCCD-Orange Coast Properties)[1]	5.000	05/01/2033	05/01/2028	A	648,006
5,000,000	CA County Tobacco Securitization Agency[1]	4.000	06/01/2029	11/30/2018	B	5,064,700
10,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)[1]	4.500	06/01/2021	11/15/2018	A	10,005
190,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	11/30/2018	A	190,490
505,000	CA County Tobacco Securitization Agency (TASC)[1,3]	5.100	06/01/2028	11/15/2018	A	505,136
55,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	11/30/2018	B	55,799
3,370,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	11/30/2018	B	3,406,025
100,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	11/30/2018	A	100,075
390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	11/30/2018	B	393,943
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	11/30/2018	B	309,322
5,230,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2035	11/30/2018	A	5,231,621
4,735,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	11/30/2018	B	4,780,314
430,000	CA Dept. of Water Resources (Center Valley)[1]	5.250	07/01/2022	11/30/2018	A	431,161

2        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000%	06/01/2022	06/01/2022		$1,229,965
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000	06/01/2024	06/01/2022	A	428,644
710,000	CA Educational Facilities Authority (Loma Linda University)[1]	5.000	04/01/2030	04/01/2027	A	806,404
120,000	CA Educational Facilities Authority (Southwestern Law School)[1]	5.000	11/01/2023	11/30/2018	A	120,274
50,000	CA GO1	5.000	06/01/2019	11/30/2018	A	50,129
5,000	CA GO1	5.000	10/01/2022	11/30/2018	A	5,014
125,000	CA GO1	5.000	11/01/2022	03/27/2019	B	126,971
35,000	CA GO1,2	5.000	11/01/2022	03/27/2019	B	35,552
35,000	CA GO1	5.000	10/01/2023	11/30/2018	A	35,098
20,000	CA GO1	5.000	10/01/2023	11/30/2018	A	20,056
5,000	CA GO1	5.000	10/01/2028	11/30/2018	A	5,013
20,000	CA GO1	5.125	10/01/2027	11/30/2018	A	20,056
5,000	CA GO1	5.200	11/01/2031	11/30/2018	A	5,014
25,000	CA GO1	5.250	04/01/2019	11/30/2018	A	25,068
25,000	CA GO1	5.250	04/01/2021	11/30/2018	A	25,077
145,000	CA GO1	5.250	06/01/2021	06/01/2019	B	147,975
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021	A	5,400,750
15,000	CA GO1	5.375	06/01/2026	12/01/2018	B	15,310
110,000	CA GO1	5.375	06/01/2026	12/01/2018	B	112,273
15,000	CA GO1	5.500	04/01/2019	04/01/2019		15,232
5,000	CA GO1	5.500	03/01/2020	03/01/2019	A	5,060
10,000	CA GO1	5.500	03/01/2020	03/01/2019	A	10,120
20,000	CA GO1	5.500	10/01/2022	04/01/2019	A	20,302
5,000	CA GO1	5.600	09/01/2021	03/01/2019	A	5,063
65,000	CA GO1	5.600	09/01/2021	03/01/2019	A	65,838
80,000	CA GO1	5.625	10/01/2021	04/01/2019	A	81,261
235,000	CA GO1	5.625	10/01/2023	04/01/2019	A	238,664
10,000	CA GO1	5.625	09/01/2024	03/01/2019	A	10,123
40,000	CA GO1	5.625	05/01/2026	11/30/2018	A	40,132
10,000	CA GO1	5.625	10/01/2026	04/01/2019	A	10,154
85,000	CA GO1	5.750	03/01/2023	03/01/2019	A	86,136
1,465,000	CA GO1	5.900	04/01/2023	04/01/2019	A	1,489,495
230,000	CA GO1	5.900	04/01/2023	04/01/2019	A	233,846
75,000	CA GO1	5.900	03/01/2025	03/01/2019	A	76,024
55,000	CA GO1	6.000	10/01/2021	04/01/2019	A	55,951
45,000	CA GO1	6.000	03/01/2024	03/01/2019	A	45,618
5,000	CA GO1	6.000	05/01/2024	05/01/2019	A	5,103
90,000	CA GO1	6.000	08/01/2024	02/01/2019	A	90,922
1,935,000	CA GO1	6.000	04/01/2038	04/01/2019	A	1,966,695
230,000	CA GO1	6.250	10/01/2019	04/01/2019	A	234,099
150,000	CA GO1	6.250	10/01/2019	04/01/2019	A	152,673
915,000	CA GO1	6.500	04/01/2033	04/01/2019	A	931,937

3        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,850,000	CA Golden State Tobacco Securitization Corp.[1]	5.000%	06/01/2027	06/01/2027		$2,064,267
6,560,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2028	06/01/2027	A	7,278,582
2,090,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	06/01/2027	A	2,305,918
1,750,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[1]	5.000	11/15/2032	11/15/2025	A	1,993,110
1,380,000	CA Health Facilities Financing Authority (DHlth/ BMH/CmntyHOSB/MSrH/ SFMH/ SNVMMH/CMF Obligated Group)[1]	5.500	07/01/2025	11/30/2018	A	1,384,402
1,750,000	CA Health Facilities Financing Authority (El Camino Hospital)[1]	5.000	02/01/2032	02/01/2025	A	1,932,210
3,000,000	CA Health Facilities Financing Authority (El Camino Hospital)[1]	5.000	02/01/2033	02/01/2025	A	3,301,650
420,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	11/30/2018	A	421,357
30,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250	06/01/2023	11/30/2018	A	30,022
1,000,000	CA Health Facilities Financing Authority (SHlth/EMC/MPHS/ PAMFHCR&E/SCHosp/SCVH/ SEBH/SGMF/SHSSR/SMF/SMCCV Obligated Group)[1]	5.250	08/15/2031	08/15/2021	A	1,079,700
1,800,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2031	11/15/2027	A	2,079,990
1,800,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2032	11/15/2027	A	2,072,304
3,000,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2033	11/15/2027	A	3,435,990
1,500,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2035	11/15/2027	A	1,701,585
2,500,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2036	11/15/2027	A	2,821,375

4        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$4,490,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000%	11/15/2037	11/15/2027	A	$5,044,829
1,505,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2027	11/01/2026	A	1,741,932
775,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2028	11/01/2026	A	891,017
910,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2029	11/01/2026	A	1,038,556
740,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2030	11/01/2026	A	837,791
910,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2031	11/01/2026	A	1,026,143
5,000,000	CA Infrastructure and Economic Devel. (Segerstrom Center for the Arts)[1]	5.000	07/01/2026	07/01/2026		5,783,650
45,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	12/31/2019	B	49,118
335,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2029	10/01/2023	A	365,391
465,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2030	10/01/2023	A	505,632
3,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2028	02/01/2027	A	3,407,190
3,400,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2029	02/01/2027	A	3,835,132
3,500,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2030	02/01/2027	A	3,923,675
2,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2031	02/01/2027	A	2,228,360
1,500,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2032	02/01/2027	A	1,664,430
2,155,000	CA Municipal Finance Authority (Eisenhower Medical Center)[1]	5.000	07/01/2030	07/01/2027	A	2,381,124
190,000	CA Municipal Finance Authority (Emerson College)[1]	5.000	01/01/2028	01/01/2022	B	207,569
40,000	CA Municipal Finance Authority (Emerson College)[1]	5.000	01/01/2028	01/01/2022	A	42,458
8,385,000	CA Municipal Finance Authority (Lax Integrated Express Solutions)[1]	5.000	12/31/2033	06/30/2028	A	9,184,761
4,000,000	CA Municipal Finance Authority (Lax Integrated Express Solutions)[1]	5.000	12/31/2034	06/30/2028	A	4,368,000
2,700,000	CA Municipal Finance Authority (Lax Integrated Express Solutions)[1]	5.000	12/31/2035	06/30/2028	A	2,937,033

5        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,000,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.000%	11/01/2028	11/01/2026	A	$1,090,730
440,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.000	11/01/2030	11/01/2024	A	470,514
1,100,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.000	11/01/2035	11/01/2024	A	1,162,348
750,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.250	11/01/2029	11/01/2026	A	824,392
1,580,000	CA Municipal Financing Authority (San Bernardino Municipal Water Facilities)[1]	5.000	08/01/2033	08/01/2026	A	1,755,380
1,715,000	CA Municipal Financing Authority (San Bernardino Municipal Water Facilities)[1]	5.000	08/01/2035	08/01/2026	A	1,894,286
1,030,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	11/30/2018	A	1,030,597
15,000	CA Public Works[1]	6.625	11/01/2034	11/01/2034	B	15,022
50,000	CA Public Works (California Community Colleges)[1]	5.000	10/01/2024	11/30/2018	A	50,118
50,000	CA Public Works (California Community Colleges)[1]	5.000	03/01/2027	11/30/2018	A	50,118
15,000	CA Public Works (California Community Colleges)[1]	5.125	06/01/2025	11/30/2018	A	15,037
45,000	CA Public Works (California Community Colleges)[1]	5.125	06/01/2029	11/30/2018	A	45,111
110,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	11/30/2018	A	110,300
20,000	CA Public Works (California Highway Patrol)[1,2]	5.250	11/01/2020	11/21/2018	B	20,053
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021	A	2,192,160
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	A	778,012
10,000	CA Public Works (Dept. of Corrections)[1]	4.250	10/01/2021	11/30/2018	A	10,017
350,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	11/30/2018	A	351,022
45,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	11/30/2018	A	45,129
2,000,000	CA Public Works (Dept. of Forestry & Fire Protection)[1]	5.000	04/01/2026	11/30/2018	A	2,004,740

6        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$15,000	CA Public Works (Dept. of Justice Building)[1,2]	5.250%	11/01/2020	11/21/2018	B	$15,039
25,000	CA Public Works (Dept. of Mental Health)[1]	5.250	04/01/2023	11/30/2018	A	25,077
875,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2026	03/01/2023	A	966,499
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	3,279,480
805,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	11/30/2018	A	807,479
640,000	CA School Finance Authority Charter School (Coastal Academy)[1]	5.000	10/01/2022	04/24/2021	B	667,072
1,705,000	CA School Finance Authority Charter School (High Tech High Learning)[1]	5.000	07/01/2032	07/01/2027	A	1,842,986
1,375,000	CA School Finance Authority School Facility (Escuela Popular Del Pueblo)[1]	5.500	07/01/2027	04/09/2024	B	1,348,930
800,000	CA Statewide CDA[4]	5.850	04/01/2028	11/30/2018	A	800,000
225,000	CA Statewide CDA (American Baptist Homes of the West)[1]	6.000	10/01/2029	10/01/2019	A	232,814
950,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)[1]	5.200	06/01/2036	11/30/2018	A	953,125
1,500,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2030	05/15/2026	A	1,665,720
310,000	CA Statewide CDA (CHF-Irvine- UCI East Campus Apartments)[1]	5.125	05/15/2031	05/15/2021	A	327,211
1,000,000	CA Statewide CDA (CHF-Irvine- UCI East Campus Apartments)[1]	5.375	05/15/2038	05/15/2021	A	1,062,860
45,000	CA Statewide CDA (Escrow Term)[1]	6.750	09/01/2037	11/17/2018	A	45,047
175,000	CA Statewide CDA (Front Porch Communities & Services)[1]	5.000	04/01/2031	04/01/2027	A	196,151
305,000	CA Statewide CDA (Rio Bravo)[1]	6.500	12/01/2018	12/01/2018		304,896
2,810,000	CA Statewide CDA (Sherman Oaks Health System)[1]	5.000	08/01/2022	12/04/2020	B	2,956,963
25,000	CA Statewide CDA Community Facilities District[1]	6.350	09/01/2021	11/17/2018	A	25,030
790,000	CA Statewide CDA COP (CVHP/ CVMC/FH Obligated Group)[1]	5.125	04/01/2023	11/30/2018	A	792,228
235,000	CA Statewide CDA School Facilities (47th & Main)[1]	5.125	07/01/2022	11/10/2020	B	250,670
450,000	CA Statewide CDA Water & Wastewater[1]	5.125	10/01/2022	11/30/2018	A	451,211
5,000	CA Statewide CDA Water & Wastewater[1]	5.250	10/01/2027	11/30/2018	A	5,015
5,000	CA Statewide CDA Water & Wastewater[1]	5.750	10/01/2025	11/30/2018	A	5,016

7        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,005,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1,2]	5.625%	05/01/2029	11/30/2018	A	$1,005,784
2,213,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1,2]	5.625	05/01/2029	11/30/2018	A	2,214,726
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	11/30/2018	A	3,396,256
25,000	CA Water Resource Devel. GO, Series N & P1	5.000	06/01/2020	11/30/2018	A	25,072
10,000	Calaveras, CA Unified School District[1]	4.000	08/01/2020	11/30/2018	A	10,017
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300	09/01/2023	03/26/2022	B	14,904
10,000	Carlsbad, CA Hsg. & Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	09/01/2019		9,987
5,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.550	09/02/2028	03/02/2019	A	5,036
35,000	Carson, CA Improvement Bond Act 1915[1]	7.375	09/02/2022	03/02/2019	A	35,537
560,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	04/01/2019	A	569,156
1,230,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2028	09/01/2025	A	1,376,837
1,280,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2029	09/01/2025	A	1,425,293
900,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2030	09/01/2025	A	998,649
950,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2031	09/01/2025	A	1,051,061
5,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	02/15/2034	06/01/2019	A	5,101,500
15,000	Colton, CA Public Financing Authority, Series A1	4.700	04/01/2032	11/30/2018	A	15,031
1,710,000	Compton, CA Community College District[1]	5.000	07/01/2020	07/01/2020		1,794,936
1,895,000	Compton, CA Community College District[1]	5.000	07/01/2021	07/01/2021		2,037,618
1,310,000	Compton, CA Community College District[1]	5.000	07/01/2023	07/01/2022	A	1,435,498
275,000	Compton, CA Sewer[1]	5.375	09/01/2023	11/30/2018	A	275,690
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		162,094
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		38,250
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021		210,996
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		120,531

8        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250%	10/01/2021	10/01/2021		$148,984
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	B	365,432
15,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)[1]	5.700	09/02/2022	11/30/2018	A	15,007
1,000,000	Davis, CA Redevel. Agency Tax Allocation[1]	6.500	12/01/2026	12/01/2021	A	1,120,070
975,000	Delano, CA Union High School District[1]	5.100	02/01/2023	02/01/2023		1,081,909
225,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750	09/01/2028	04/22/2021	B	241,731
1,290,000	Dinuba, CA Unified School District[1]	5.000	08/01/2029	08/01/2026	A	1,475,747
155,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	02/01/2019	A	155,268
50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2028	02/01/2019	A	50,071
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2026	09/01/2022	A	680,702
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2027	09/01/2022	A	864,384
10,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2019		10,190
290,000	Fontana, CA Special Tax Community Facilities District No. 80[1]	5.000	09/01/2026	09/01/2026		325,679
175,000	Fontana, CA Special Tax Community Facilities District No. 80[1]	5.000	09/01/2029	09/01/2027	A	194,926
675,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2030	04/01/2027	A	763,452
1,000,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2031	04/01/2027	A	1,125,550
500,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2032	04/01/2027	A	560,040
400,000	Galt, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2033	09/01/2021	A	449,676
20,000	Gilroy, CA GO (Community Library Project)[1]	5.000	02/01/2027	11/30/2018	A	20,055
20,000	Granada, CA Sanitation District Improvement Bond Act 1915[1]	6.125	09/02/2022	03/02/2019	A	20,235
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	B	438,711

9        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250%	12/01/2022	11/30/2018	A	$1,476,564
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	11/30/2018	A	1,001,030
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.125	10/01/2025	04/01/2019	A	3,264,822
45,000	Hawthorne, CA Parking Authority[1]	8.125	09/01/2019	03/01/2019	A	45,450
5,000	Hollister, CA Improvement Bond Act 1915[1]	7.125	09/02/2022	03/02/2019	B	5,175
5,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	04/01/2019	A	5,066
20,000	Huntington Beach, CA Community Facilities District Special Tax[1]	6.250	09/01/2027	03/01/2019	A	20,305
1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)[1]	5.250	09/01/2025	11/30/2018	A	1,056,888
1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)[1]	5.250	09/01/2026	11/30/2018	A	1,116,884
15,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2024	11/30/2018	A	15,040
25,000	Huntington Park, CA Public Financing Authority[1]	5.000	09/01/2022	11/30/2018	A	25,062
2,735,000	Imperial, CA Public Financing Authority (Water Facility)[1]	5.000	10/15/2026	10/15/2022	A	2,961,841
710,000	Irvine, CA Improvement Bond Act 1915[1]	5.000	09/02/2025	09/02/2023	A	786,559
60,000	Kern Valley, CA Healthcare District[1]	5.250	08/01/2021	11/30/2018	A	60,162
2,000,000	Kern, CA Community College District[1]	5.250	11/01/2031	11/30/2018	A	2,005,380
5,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2019	11/30/2018	A	5,004
30,000	La Mesa, CA Improvement Bond Act 1915[1]	5.750	09/02/2023	03/02/2019	A	30,192
20,000	Lake Elsinore, CA School Financing Authority[1]	4.500	10/01/2037	11/30/2018	A	20,039
615,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	641,088
2,000,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	2,151,000
1,435,000	Long Beach, CA Bond Finance Authority[1]	5.250	11/15/2023	11/15/2023		1,591,228
685,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.250	11/15/2018	11/15/2018		685,795
850,000	Long Beach, CA Marina System[1]	5.000	05/15/2027	05/15/2025	A	945,940
45,000	Long Beach, CA Special Tax (Pike)[1]	6.250	10/01/2026	11/30/2018	A	45,035
5,025,000	Long Beach, CA Unified School District[5]	5.000	08/01/2033	08/01/2026	A	5,741,061

10        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$7,225,000	Long Beach, CA Unified School District[5]	5.000%	08/01/2035	08/01/2026	A	$8,184,912
30,000	Long Beach, CA Unified School District[1]	5.750	08/01/2033	08/01/2019	A	30,841
470,000	Long Beach, CA Unified School District[1]	5.750	08/01/2033	08/01/2019	B	484,095
5,000	Los Angeles County, CA Community Facilities District No. 5 (Rowland Heights Area)[1]	5.000	09/01/2019	03/01/2019	A	5,047
55,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)[1]	6.400	09/01/2022	03/01/2019	A	55,175
1,000,000	Los Angeles, CA Dept. of Airports[1]	5.000	05/15/2034	05/15/2028	A	1,128,500
2,695,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2029	05/15/2028	A	3,107,685
6,815,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2037	11/15/2027	A	7,528,667
3,720,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2037	05/15/2028	A	4,124,513
5,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2038	01/01/2028	A	5,701,200
35,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	11/30/2018	A	35,072
5,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	11/30/2018	A	5,015
325,000	Madera County, CA Board of Education COP[1]	6.125	10/01/2036	10/01/2021	B	363,149
1,015,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	11/30/2018	A	1,018,289
455,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	11/30/2018	A	456,474
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989[1]	5.000	09/01/2027	09/01/2023	A	1,422,881
340,000	Marina, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2033	09/01/2025	B	373,300
250,000	Marina, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2033	09/01/2026	B	271,413
1,025,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021	B	1,095,172
4,560,000	Metropolitan Water District of Southern California[1]	5.000	07/01/2035	07/01/2019	A	4,655,441
295,000	Modesto, CA COP (Golf Course)[1,2]	5.000	11/01/2023	12/06/2021	B	304,611
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)[1]	5.000	08/01/2026	08/01/2022	A	1,068,140

11        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300%	10/01/2030	03/31/2019	A	$1,999,820
470,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000	12/01/2024	11/30/2018	A	471,194
1,050,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000	12/01/2028	11/30/2018	A	1,052,300
10,000	Mountain View, CA Water[1]	4.500	06/01/2026	11/30/2018	A	10,018
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019		102,630
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020	A	858,706
660,000	Oakland, CA Unified School District[1]	5.000	08/01/2022	05/16/2021	B	705,217
5,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2030	08/01/2026	A	5,705,050
685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)[1]	5.000	09/01/2026	09/01/2023	A	734,991
745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)[1]	5.000	09/01/2027	09/01/2023	A	794,572
805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)[1]	5.000	09/01/2028	09/01/2023	A	854,153
570,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	03/02/2019	A	581,149
1,495,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)[1]	5.000	10/01/2028	10/01/2022	A	1,617,814
255,000	Oro Grande, CA Elementary District COP[1]	5.625	09/15/2030	09/15/2020	A	266,977
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021	A	53,477
2,000,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2029	06/01/2024	A	2,226,920
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020		883,676
460,000	Oxnard, CA School District[1]	5.000	08/01/2026	08/01/2023	A	513,562
530,000	Oxnard, CA School District[1]	5.000	08/01/2027	08/01/2023	A	590,452
50,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.250	01/01/2022	11/30/2018	A	50,140
125,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	03/01/2019	A	125,705
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	06/01/2019	B	178,437
15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	12/01/2018	B	15,295
1,625,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026	A	1,753,749
185,000	Perris, CA Elementary School District[1]	6.000	08/01/2027	08/01/2024	A	218,152

12        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$205,000	Perris, CA Elementary School District[1]	6.000%	08/01/2028	08/01/2024	A	$240,781
850,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2025	09/15/2023	A	944,767
1,205,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2029	09/15/2023	A	1,322,548
1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2003-1[1]	5.750	09/01/2028	11/30/2018	A	1,804,698
20,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.500	09/02/2024	05/03/2022	B	19,959
30,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.750	09/02/2022	03/02/2019	A	30,077
20,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.750	09/02/2026	03/02/2019	A	20,041
10,000	Redlands, CA Community Facilities District[1]	5.850	09/01/2033	03/01/2019	A	10,005
690,000	Redwood City, CA Special Tax[1]	5.000	09/01/2029	09/01/2022	A	734,153
6,530,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	11/01/2029	12/03/2024	B	7,381,904
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)[1]	5.000	09/01/2028	09/01/2022	A	476,964
235,000	Riverside County, CA Public Financing Authority COP[6]	5.750	05/15/2019	05/15/2019		199,750
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		325,475
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)[1]	5.000	09/02/2023	09/02/2021	A	315,885
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)[1]	5.000	09/02/2024	09/02/2021	A	335,503
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)[1]	6.250	09/02/2029	03/02/2019	A	203,180
1,640,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2027	11/01/2022	A	1,780,712
1,155,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2028	11/01/2022	A	1,252,286
365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[1]	5.000	09/01/2025	09/01/2023	A	397,244
440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[1]	5.000	09/01/2026	09/01/2023	A	475,372
405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[1]	5.000	09/01/2027	09/01/2023	A	435,679

13        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[1]	5.000%	09/01/2028	09/01/2023	A	$535,570
190,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2021	02/15/2021		200,180
80,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2023	02/15/2023		86,890
265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2024	02/15/2024		290,853
100,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2025	02/15/2025		110,953
795,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2021	11/30/2018	A	796,908
555,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2022	11/30/2018	A	556,326
430,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2023	11/30/2018	A	431,023
2,200,000	Sacramento County, CA Airport System[1]	5.000	07/01/2037	07/01/2028	A	2,434,256
3,800,000	Sacramento County, CA Airport System[1]	5.000	07/01/2038	07/01/2028	A	4,194,858
2,975,000	Sacramento County, CA COP[1]	5.750	02/01/2030	02/01/2020	A	3,092,513
350,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)[1,2]	5.250	06/01/2027	11/30/2018	A	350,112
5,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)[1]	5.000	12/01/2022	11/30/2018	A	5,011
15,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)[1]	5.125	12/01/2028	11/30/2018	A	15,034
425,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)[1]	6.250	09/01/2023	03/01/2019	A	430,916
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2024	03/01/2023	A	2,007,072
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2025	03/01/2023	A	923,202
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2026	03/01/2023	A	854,944
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2027	03/01/2023	A	491,486
1,235,000	Sacramento, CA Municipal Utility District[1]	5.000	07/01/2030	07/01/2025	A	1,404,714

14        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$55,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1,2]	5.500%	11/01/2023	11/28/2018	B	$55,166
5,000	San Bernardino County, CA (Single Family Mtg.)	3.974 [7]	05/01/2031	09/01/2025	B	2,560
210,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000	08/01/2026	11/30/2018	A	210,655
175,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000	08/01/2028	11/30/2018	A	175,110
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		206,698
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		55,372
70,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2023	10/01/2023		78,495
180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2023	10/01/2023		201,843
60,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2020	11/30/2018	A	60,167
250,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2024	11/30/2018	A	250,698
20,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)[1]	7.875	07/01/2025	01/01/2019	A	20,105
50,000	San Bruno, CA Police Facilities Financing[1]	5.250	02/01/2021	11/30/2018	A	50,137
1,520,000	San Diego County, CA Regional Airport Authority[1]	5.000	07/01/2026	07/01/2023	A	1,668,686
1,000,000	San Diego County, CA Regional Airport Authority[1]	5.000	07/01/2037	07/01/2027	A	1,097,120
95,000	San Diego County, CA Water Authority[1]	4.750	05/01/2028	11/30/2018	A	95,216
545,000	San Diego, CA Community Facilities District No. 3 Special Tax[1]	5.000	09/01/2025	09/01/2023	A	578,032
610,000	San Diego, CA Community Facilities District No. 3 Special Tax[1]	5.000	09/01/2027	09/01/2023	A	641,171
640,000	San Diego, CA Community Facilities District No. 3 Special Tax[1]	5.000	09/01/2028	09/01/2023	A	670,400
720,000	San Diego, CA Community Facilities District No. 3 Special Tax[1]	5.000	09/01/2030	09/01/2023	A	750,658
165,000	San Diego, CA Improvement Bond Act 1915[1]	5.000	09/02/2021	03/02/2019	A	165,541
165,000	San Diego, CA Improvement Bond Act 1915[1]	5.000	09/02/2022	03/02/2019	A	165,409
175,000	San Diego, CA Improvement Bond Act 1915[1]	5.000	09/02/2023	03/02/2019	A	175,364

15        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$185,000	San Diego, CA Improvement Bond Act 1915[1]	5.000%	09/02/2024	03/02/2019	A	$185,311
190,000	San Diego, CA Improvement Bond Act 1915[1]	5.000	09/02/2025	03/02/2019	A	190,226
205,000	San Diego, CA Improvement Bond Act 1915[1]	5.125	09/02/2026	03/02/2019	A	205,334
215,000	San Diego, CA Improvement Bond Act 1915[1]	5.125	09/02/2027	03/02/2019	A	215,264
225,000	San Diego, CA Improvement Bond Act 1915[1]	5.250	09/02/2028	03/02/2019	A	225,279
240,000	San Diego, CA Improvement Bond Act 1915[1]	5.375	09/02/2029	03/02/2019	A	240,355
250,000	San Diego, CA Improvement Bond Act 1915[1]	5.375	09/02/2030	03/02/2019	A	250,295
260,000	San Diego, CA Improvement Bond Act 1915[1]	5.500	09/02/2031	03/02/2019	A	260,380
280,000	San Diego, CA Improvement Bond Act 1915[1]	5.500	09/02/2032	03/02/2019	A	280,384
1,250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	10/15/2033	10/15/2025	A	1,411,675
1,000,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	10/15/2034	10/15/2025	A	1,125,990
100,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.200	09/01/2019	11/30/2018	A	100,235
95,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2026	11/30/2018	A	95,262
275,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400	09/01/2019	11/30/2018	A	275,921
8,580,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2027	05/01/2027		9,921,397
325,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	12/14/2018	A	326,596
4,000,000	San Francisco, CA City & County Airports Commission (San Francisco International Airport)[1]	5.250	05/01/2033	05/01/2023	A	4,360,160
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	12/14/2018	A	3,049,576
165,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	12/14/2018	A	165,516
120,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	12/14/2018	A	120,605
1,385,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2022	12/14/2018	A	1,391,939

16        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$100,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250%	01/01/2023	12/14/2018	A	$100,499
325,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	12/14/2018	A	326,612
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	12/14/2018	A	75,367
495,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.100	01/01/2020	12/14/2018	A	496,495
510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	12/14/2018	A	513,432
30,000	San Francisco, CA City & County Improvement Bond Act 1915[1]	6.850	09/02/2026	03/02/2019	B	31,051
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000	08/01/2023	08/01/2022	A	548,565
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019	B	118,705
920,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2024	08/01/2020	A	957,922
925,000	San Jacinta, CA Community Facilities District[1]	5.000	09/01/2026	03/09/2021	B	1,037,443
85,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2020	11/30/2018	A	85,223
50,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2022	11/30/2018	A	50,130
105,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2025	11/30/2018	A	105,266
50,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2020	11/30/2018	A	50,127
105,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2022	11/30/2018	A	105,264
15,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2030	12/16/2018	A	15,056
500,000	San Jose, CA Airport[1]	5.000	03/01/2035	03/01/2027	A	551,485
1,000,000	San Jose, CA Airport[1]	6.250	03/01/2034	03/01/2021	A	1,090,290
95,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2019	09/02/2019		95,683
60,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		60,869
225,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1,4]	5.350	07/15/2034	11/10/2018	A	225,230
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	10/05/2025	B	24,642
60,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2019	11/30/2018	A	60,143

17        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$10,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.700%	08/01/2021	11/30/2018	A	$10,027
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	11/30/2018	A	1,718,910
50,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	11/30/2018	A	50,071
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2023	11/15/2022	A	693,287
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2024	11/15/2022	A	351,588
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2025	11/15/2022	A	993,728
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2027	11/15/2022	A	838,710
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2028	11/15/2022	A	1,245,488
20,000	Santa Nella County, CA Water District[1]	6.250	09/02/2028	09/02/2024	B	19,850
10,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)[1]	6.700	09/02/2022	03/02/2019	A	10,065
30,000	Santa Rosa, CA Water[1]	5.000	09/01/2028	11/30/2018	A	30,075
710,000	Saugus, CA Union School District Community Facilities District No. 2002-1[1]	5.000	09/01/2025	09/01/2023	A	771,053
770,000	Saugus, CA Union School District Community Facilities District No. 2002-1[1]	5.000	09/01/2026	09/01/2023	A	833,694
830,000	Saugus, CA Union School District Community Facilities District No. 2002-1[1]	5.000	09/01/2027	09/01/2023	A	894,798
895,000	Saugus, CA Union School District Community Facilities District No. 2002-1[1]	5.000	09/01/2028	09/01/2023	A	960,729
1,390,000	Selma, CA Redevel. Agency[1]	5.750	09/01/2024	11/30/2018	A	1,390,222
10,000	Sequoia, CA Hospital District[1]	5.375	08/15/2023	01/13/2020	B	10,636
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	B	41,267
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.000	09/01/2030	11/30/2018	A	25,059
525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2019	11/30/2018	A	526,386

18        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250%	09/01/2021	11/30/2018	A	$25,068
1,020,000	Sonora, CA Union High School District[1]	5.625	08/01/2029	08/01/2023	A	1,158,383
1,925,000	South Gate, CA Utility Authority[1]	5.250	10/01/2027	10/01/2022	A	2,117,385
1,115,000	South Pasadena, CA Water[1]	5.000	10/01/2036	10/01/2026	A	1,244,396
260,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	08/01/2021		277,001
925,000	Southern CA Public Power Authority[1]	5.000	11/01/2018	11/01/2018		925,000
25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	11/30/2018	A	25,080
5,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	11/30/2018	A	5,016
20,000	Southern CA Public Power Authority[1]	5.750	07/01/2021	11/30/2018	A	20,067
2,380,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	11/15/2018	B	2,385,950
10,000	Stockton, CA Improvement Bond Act 1915[1]	5.800	09/02/2020	03/02/2019	A	10,088
1,700,000	Stockton, CA Public Financing Authority (Build America Bonds - Delta Water Supply)[1]	6.250	10/01/2040	10/01/2023	A	1,967,461
25,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	11/30/2018	A	25,007
25,000	Stockton-East, CA Water District[1]	5.000	04/01/2019	11/30/2018	A	25,058
20,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2022	11/30/2018	A	20,052
300,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2025	10/01/2023	A	331,548
415,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2026	10/01/2023	A	457,035
700,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2027	10/01/2023	A	764,505
1,465,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2028	10/01/2023	A	1,597,905
1,490,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2029	10/01/2023	A	1,618,080
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax[1]	5.250	09/01/2028	09/01/2022	A	885,167
35,000	Tracy, CA Community Facilities District[1]	6.300	09/01/2026	03/01/2019	A	35,275
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)[1]	6.250	09/01/2032	11/30/2018	A	25,035
30,000	Truckee-Donner, CA Public Utility District Special Tax[1]	5.800	09/01/2035	05/26/2033	B	29,774

19        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000%	09/01/2024	09/01/2023	A	$458,086
445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2025	09/01/2023	A	483,056
470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2026	09/01/2023	A	507,346
490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2027	09/01/2023	A	526,892
515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2028	09/01/2023	A	551,163
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	09/01/2021	B	142,354
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	A	275,560
175,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1,2]	6.000	11/01/2024	11/13/2018	B	175,326
1,555,000	Val Verde, CA Unified School District[1]	5.000	08/01/2027	08/01/2025	A	1,758,829
1,640,000	Val Verde, CA Unified School District[1]	5.000	08/01/2028	08/01/2025	A	1,844,262
10,000	Vallejo, CA Public Financing Authority, Series A1	7.500	09/01/2020	03/01/2019	A	10,140
30,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2026	03/01/2019	A	30,041
30,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.125	09/01/2034	03/01/2019	A	30,019
95,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	B	97,374
1,855,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	A	1,893,528
850,000	Vernon, CA Electric System[1]	5.125	08/01/2033	08/01/2022	A	900,830
25,000	Victorville, CA Redevel. Agency (Bear Valley Road)[1]	5.125	12/01/2031	11/30/2018	A	25,063
10,000	Vista, CA Unified School District[1]	5.125	05/01/2023	05/01/2019	A	10,155
5,000	Wasco, CA Public Financing Authority[1]	7.500	09/15/2023	11/30/2018	A	5,008
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.000	09/01/2026	09/01/2021	A	994,263
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.250	09/01/2031	09/01/2021	A	1,138,690
20,000	West Kern, CA Community College District[1]	4.500	11/01/2031	12/29/2018	A	20,066

20        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority[1]	5.000%	09/01/2025	09/01/2023	A	$2,591,126
1,150,000	Western Riverside County, CA Trust & Wastewater Finance Authority[1]	5.000	09/01/2025	11/30/2018	A	1,151,380
1,255,000	Western Riverside County, CA Trust & Wastewater Finance Authority[1]	5.000	09/01/2027	11/30/2018	A	1,256,167
835,000	William S. Hart CA Union High School District[1]	5.000	09/01/2025	09/01/2023	A	898,644
155,000	Yuba County, CA COP[1]	5.000	02/01/2024	08/01/2020	A	161,389
165,000	Yuba County, CA COP[1]	5.000	02/01/2025	08/01/2020	A	171,801
170,000	Yuba County, CA COP[1]	5.000	02/01/2026	08/01/2020	A	177,007
180,000	Yuba County, CA COP[1]	5.000	02/01/2027	08/01/2020	A	187,420
190,000	Yuba County, CA COP[1]	5.000	02/01/2028	08/01/2020	A	197,832
200,000	Yuba County, CA COP[1]	5.000	02/01/2029	08/01/2020	A	208,210
						419,316,145

U.S. Possessions—11.9%
1,250,000	Guam International Airport Authority[1]	6.000	10/01/2023	11/30/2018	A	1,253,075
100,000	Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019		102,472
150,000	Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020		157,249
150,000	Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021		160,254
155,000	Guam Power Authority, Series A1	5.000	10/01/2022	10/01/2022		168,093
265,000	Guam Power Authority, Series A1	5.000	10/01/2025	10/01/2022	A	286,054
225,000	Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022	A	242,617
155,000	Guam Power Authority, Series A1	5.000	10/01/2027	10/01/2022	A	166,958
13,604,000	Puerto Rico Children’s Trust Fund (TASC)[1,2]	5.375	05/15/2033	11/30/2018	B	13,771,193
3,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	11/30/2018	B	3,042,660
1,000,000	Puerto Rico Commonwealth GO6	5.000	07/01/2020	07/01/2020		602,500
200,000	Puerto Rico Commonwealth GO6	5.000	07/01/2022	07/01/2022		120,500
100,000	Puerto Rico Commonwealth GO6	5.375	07/01/2030	07/01/2030		58,750
153,750	Puerto Rico Commonwealth GO, FGIC[8]	5.500	07/01/2017	07/01/2017		125,691
1,270,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500	07/01/2020	07/01/2020		1,310,640
560,000	Puerto Rico Commonwealth GO6	5.625	07/01/2031	02/04/2031	B	337,400
370,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2027	11/30/2018	B	383,061
2,000,000	Puerto Rico Commonwealth GO6	6.000	07/01/2029	07/01/2029		1,175,000
55,000	Puerto Rico Commonwealth GO, AGC[1,3]	6.125	07/01/2024	03/04/2022	B	58,997
175,000	Puerto Rico Electric Power Authority, Series PP, NPFGC[1]	5.000	07/01/2022	11/30/2018	B	176,208

21        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$470,000	Puerto Rico Electric Power Authority, Series PP, NPFGC[1]	5.000%	07/01/2025	11/30/2018	A	$471,734
3,690,000	Puerto Rico Electric Power Authority, Series RR, NPFGC[1]	5.000	07/01/2023	11/30/2018	B	3,707,528
520,000	Puerto Rico Electric Power Authority, Series RR, NPFGC[1]	5.000	07/01/2024	11/30/2018	B	522,257
100,000	Puerto Rico Electric Power Authority, Series SS, NPFGC[1]	5.000	07/01/2024	11/30/2018	B	100,434
25,000	Puerto Rico Electric Power Authority, Series SS, NPFGC[1]	5.000	07/01/2025	11/30/2018	A	25,092
455,000	Puerto Rico Electric Power Authority, Series UU, AGC[1]	5.000	07/01/2024	11/30/2018	B	478,041
2,015,000	Puerto Rico Electric Power Authority, Series WW6	5.500	07/01/2018	07/01/2018		1,287,081
990,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000	07/01/2017	07/01/2017		628,650
4,000,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2026	07/01/2026		2,560,000
15,000	Puerto Rico HFA[1]	5.500	12/01/2019	12/01/2018	B	15,393
175,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2028	11/30/2018	B	183,234
600,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2029	11/30/2018	A	600,600
1,000,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.250	07/01/2022	07/01/2022		800,000
750,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.750	07/01/2020	07/01/2020		600,000
70,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[8]	5.000	07/01/2022	07/01/2022		56,000
130,000	Puerto Rico Infrastructure Financing Authority[6]	5.000	07/01/2018	07/01/2018		78,000
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		100,603
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		100,697
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		100,000
2,365,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	2,308,831
50,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		51,472
500,000	Puerto Rico ITEMECF (University Plaza), NPFGC[1]	5.625	07/01/2019	01/01/2019	A	502,220
40,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	4.750	08/01/2022	11/30/2018	A	40,107
45,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2019	11/30/2018	B	45,946

22        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$830,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250%	08/01/2020	11/30/2018	B	$858,585
2,735,000	Puerto Rico Public Buildings Authority, NPFGC[1]	5.250	07/01/2019	07/01/2019		2,770,500
1,750,000	Puerto Rico Public Finance Corp., Series B6	5.500	08/01/2031	07/17/2029	B	96,250
600,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2024	08/01/2024		33,000
1,400,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2025	08/01/2025		77,000
3,300,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2026	08/01/2026		181,500
70,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.000	08/01/2018	08/01/2018		32,638
2,505,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.000	08/01/2024	08/01/2024		1,230,581
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.375	08/01/2020	08/01/2020		4,912,500
230,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.375	08/01/2039	02/21/2039	B	112,988
885,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.500	08/01/2023	08/01/2023		434,756
600,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.500	08/01/2028	08/01/2028		294,750
5,030,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.500	08/01/2037	06/26/2037	B	2,470,988
1,280,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.375	08/01/2036	08/01/2036		628,800
475,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.375	08/01/2038	07/12/2038	B	233,344
315,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		293,344
100,000	University of Puerto Rico, Series P, NPFGC[1]	5.000	06/01/2024	11/30/2018	B	100,434
540,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		512,325
25,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2022	11/30/2018	A	25,061
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	11/30/2018	A	300,741
90,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	11/30/2018	A	90,224
170,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	11/30/2018	A	170,422

23        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000%	10/01/2026	11/30/2018	A	$125,308
						55,049,331

Total Investments, at Value (Cost $488,279,876)—102.6%						474,365,476
Net Other Assets (Liabilities)—(2.6)						(11,997,671)

Net Assets—100.0%						$462,367,805

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

6. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AGC	Assured Guaranty Corp.
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHCC	Community Hospitals of Central California
CHF	City Hospital Foundation
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
DHlth	Dignity Health
EMC	Eden Medical Center
FCHMC	Fresno Community Hospital & Medical Center

24        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

FGIC	Financial Guaranty Insurance Co.
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
HFA	Housing Finance Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MPHS	Mills-Peninsula Health Services
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NCCD	National Campus and Community Development
NPFGC	National Public Finance Guarantee Corp.
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
PCCD	Palomar Community College District
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SFMH	St. Francis Memorial Hospital
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SNVMMH	Sierra Nevada Memorial-Miners Hospital
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
V.I.	United States Virgin Islands

25        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information

26        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

2. Securities Valuation (Continued)

or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$419,316,145	$—	$419,316,145
U.S. Possessions	—	55,049,331	—	55,049,331

Total Investments, at Value	$—	$474,365,476	$—	$474,365,476

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above

27        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust

28        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified

29        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $13,925,973 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $8,165,000 in short-term floating rate securities issued and outstanding at that date.

30        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 1,675,000	Long Beach, CA Unified School District Tender Option Bond Series 2017-XF0560-1 Trust	8.663%	8/1/33	$2,391,046
2,410,000	Long Beach, CA Unified School District Tender Option Bond Series 2017-XF0560-2 Trust	8.658	8/1/35	3,369,927

				$5,760,973

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $8,165,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a

31        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$2,090,629

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$35,543,005
Market Value	$17,786,726
Market Value as % of Net Assets	3.85%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

32        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

33        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	12/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	12/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer

Date:	12/21/2018